Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	$ 0	$ 0
Maximum possible ranges of losses in excess of any amounts accrued	85	90
Contingent consideration payable	20.0
Period of revenue under consideration for determination of contingent payments	3 years
Contingent consideration due related to a small divestiture	14
Clover Network, Inc
Commitments and contingencies
Contingent consideration payable	20.0
Patent infringement
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0	0
Maximum possible ranges of losses in excess of any amounts accrued	6	40
Merchant customer matters
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0
Maximum possible ranges of losses in excess of any amounts accrued	75
Other matters
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0	0
Maximum possible ranges of losses in excess of any amounts accrued	$ 4	$ 5